Pro Forma and Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,186,279
Common stock, shares outstanding	253,186,279
Pro Forma
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,186,279
Common stock, shares outstanding	253,186,279
Repurchase Agreements entered into subsequent to period end	$ 137,000
Face value of Non-Agency RMBS purchased subsequent to period end	194,000
Purchase price of Non-Agency RMBS purchased subsequent to period end	127,000
Face value of Non-Agency RMBS sold subsequent to period end	53,000
Sale price of Non-Agency RMBS sold subsequent to period end	38,000
Purchase price of non-performing loans committed to be purchased subsequent to year end	106,600
Face value of non-performing loans committed to be purchased subsequent to year end	197,000
Amount committed to invest in residential mortgage loans subsequent to period end	56,300
UPB of residential mortgage loans committed to be invested in subsequent to period end	24,900,000
Amount commited to be invested in MSRs	56,300
Pro Forma | Agency RMBS
Repurchase Agreements entered into subsequent to period end	71,400
Adjustments related to Agency ARM RMBS and Non-Agency ARMBS transactions	136,600
Pro Forma | Non-Agency RMBS
Repurchase Agreements entered into subsequent to period end	63,900
Adjustments related to Agency ARM RMBS and Non-Agency ARMBS transactions	104,500
Repayment of repurchase agreements subsequent to period end	$ 30,800